CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid in Capital [Member]	Deficit Accumulated [Member]	Total
Beginning Balance at Mar. 31, 2015	$ 20,000	$ 2,491	$ 11,899,999	$ (11,652,350)	$ 270,140
Beginning Balance (Shares) at Mar. 31, 2015	20,000,000	2,489,917
Value of warrants issued with Capital lease agreement			78,031		78,031
Shares issued for cash Private Placement		$ 9,222	3,731,042		3,740,264
Shares issued for cash Private Placement (Shares)		9,223,200
Shares issued in connection with note payable		$ 871	1,053,279		1,054,150
Shares issued in connection with note payable (Shares)		871,246
Shares issued to contractors		$ 1,600	2,124,541		2,126,141
Shares issued to contractors (Shares)		1,600,000
Shares issued to employees		$ 129	168,065		168,194
Shares issued to employees (Shares)		129,000
Warrant exercises		$ 255	127,090		127,345
Warrant exercises (Shares)		255,607
Stock Options issued to employees			2,241,200		2,241,200
Preferred Stock issued to directors	$ 3,000				3,000
Preferred Stock issued to directors (Shares)	3,000,000
Net (loss)				(8,281,584)	(8,281,584)
Ending Balance at Mar. 31, 2016	$ 23,000	$ 14,568	21,423,247	(19,933,934)	1,526,881
Ending Balance (Shares) at Mar. 31, 2016	23,000,000	14,568,970
Shares issued for cash Private Placement		$ 425	424,575		425,000
Shares issued for cash Private Placement (Shares)		425,000
Shares issued in connection with note payable		$ 1,240	1,698,380		1,699,620
Shares issued in connection with note payable (Shares)		1,240,000
Shares issued to contractors		$ 251	378,874		379,125
Shares issued to contractors (Shares)		251,220
Warrant exercises		$ 814	299,185		299,999
Warrant exercises (Shares)		814,518
Stock Options issued to employees		$ 250	(250)
Stock Options issued to employees (Shares)		249,887
Stock Repurchase		$ (17)	(42,982)		(42,999)
Stock Repurchase (Shares)		(17,144)
Net (loss)				(3,454,600)	(3,454,600)
Ending Balance at Mar. 31, 2017	$ 23,000	$ 17,531	$ 24,181,029	$ (23,388,534)	833,026
Ending Balance (Shares) at Mar. 31, 2017	23,000,000	17,532,451
Net (loss)					(1,771,754)
Ending Balance at Jun. 30, 2017					$ 695,774